UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 6

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2012

Date of reporting period:	5/31/2012

Item 1.	Schedule of Investments

Prudential California Muni Income Fund

Schedule of Investments

as of May 31, 2012 (Unaudited)

Description(a)	Moody's Rating *†	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESMENTS — 99.2%
Municipal Bonds
Abag Fin. Auth. For Nonprofit Corp. Rev., Episcopal Senior Communities, Rfdg.	BBB+(b)	6.125%	07/01/41	$ 475	$ 515,413
Sharp Hlthcare	A2	6.250	08/01/39	1,000	1,172,920
California Cnty. Tob. Securitization Agy., Rev., Tob. Conv. Bonds	NR	5.100	06/01/28	1,035	889,417
Tob. Conv. Bonds, LA Cnty.	Ba1	5.250	06/01/21	915	852,853
California Edl. Facs. Auth. Rev., Loyola Marymount Univ., Ser. A	A2	5.125	10/01/40	1,000	1,078,750
California Hlth. Facs. Fin. Auth. Rev., Catholic Hlthcare West, Ser. A	A2	6.000	07/01/39	2,000	2,327,560
Childrens Hosp., Ser. A	A(b)	5.250	11/01/41	1,000	1,099,720
Episcopal Home, Ser. B	A-(b)	6.000	02/01/32	1,000	1,112,030
Lucile Packard Childrens Hosp.	Aa3	5.000	08/15/51	1,000	1,065,790
Providence Hlth., Ser. B	Aa2	5.500	10/01/39	1,500	1,688,355
Providence Hlth., Ser. C (Pre-refunded date 10/01/18)(c)	Aa2	6.500	10/01/38	20	26,625
Providence Hlth., Ser. C, Unrefunded Balance	Aa2	6.500	10/01/38	980	1,156,018
Scripps Hlth., Ser. A	Aa3	5.000	11/15/40	1,000	1,087,930
Scripps Hlth., Ser. A, Rfdg.	Aa3	5.000	10/01/22	500	574,455
Scripps Hlth., Ser. A, Rfdg.	Aa3	5.000	11/15/36	1,000	1,079,950
St. Joseph Hlth. Sys., Ser. A	A1	5.750	07/01/39	1,000	1,139,370
Stanford Hosp. Clinics, Ser. A	Aa3	5.000	08/15/51	750	812,948
Stanford Hosp., Ser. A-3, Rfdg.	Aa3	5.500	11/15/40	500	579,465
Stanford Hosp., Ser. B, Rfdg.	Aa3	5.000	11/15/36	2,000	2,176,660
California Infrastructure & Econ. Dev. Rev., Bk. Dev. Walt. Dis. Fam. Musm., Walt & Lilly Disney	A1	5.250	02/01/38	2,000	2,122,400
California Muni. Fin. Auth. Ed. Rev., Amern. Heritage Ed. Foundation Proj., Ser. A	BBB-(b)	5.250	06/01/26	1,100	1,076,537
California Poll. Ctrl. Fin. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	Baa2	5.250	08/01/40	1,250	1,312,525
California Rural Home Mtge. Fin. Auth., Sngl. Fam. Mtge. Rev., Mtge. Bkd. Secs., Ser. D, F.N.M.A., G.N.M.A., A.M.T.	A-(b)	6.000	12/01/31	25	25,326
California St., Unrefunded Balance, GO	A1	5.500	04/01/30	5	5,298
Var. Purp., GO	A1	5.000	10/01/29	1,500	1,650,465
Var. Purp., GO	A1	5.000	09/01/41	2,000	2,145,240
Var. Purp., GO	A1	5.000	10/01/41	1,250	1,341,462
Var. Purp., GO	A1	5.000	04/01/42	2,000	2,151,060
Var. Purp., GO	A1	5.250	04/01/35	1,250	1,401,863
Var. Purp., GO	A1	5.250	11/01/40	750	836,265
Var. Purp., GO	A1	5.500	11/01/39	1,000	1,124,760
Var. Purp., GO	A1	5.500	03/01/40	2,000	2,257,760
Var. Purp., GO	A1	6.000	03/01/33	2,750	3,312,347
Var. Purp., GO	A1	6.000	04/01/38	3,000	3,497,760
Var. Purp., GO	A1	6.000	11/01/39	1,500	1,766,625
California St. Dept. Wtr. Res. Pwr. Rev., Central VY Proj., Ser. A	Aa1	5.000	12/01/29	2,000	2,349,780
Central VY Proj., Ser. AF	Aa1	5.000	12/01/29	1,500	1,745,190

California St. Pub. Wks. Brd. Lease Rev., Dept. General Service, Ser. J	A2	5.250	06/01/28	750	770,903
Judicial Council Projs., Ser. D	A2	5.000	12/01/31	1,000	1,080,030
Var. Cap. Proj., Ser. A	A2	5.000	04/01/37	1,000	1,059,710
Var. Cap. Proj., Ser. A	A2	5.125	10/01/31	1,000	1,088,480
Var. Cap. Proj., Ser. G-1	A2	5.750	10/01/30	750	860,888
Var. Cap. Proj., Sub. Ser. I-1	A2	6.375	11/01/34	750	898,147
California St. Univ. Ser. A, Systemwide	Aa2	5.000	11/01/37	1,250	1,374,000
California Statewide Cmntys. Dev. Auth. Rev., Aspire Pub. Schs., Sch. Fac. Rev.	NR	6.000	07/01/30	1,000	1,082,240
Cottage Hlth.	A+(b)	5.000	11/01/40	600	636,336
Irvine LLC, UCI East, Rfdg.	Baa2	5.000	05/15/32	2,000	2,034,380
John Muir Hlth.	A1	5.125	07/01/39	750	793,043
Polytechnic Sch.	A1	5.000	12/01/34	2,000	2,163,480

Scripps Hlth., Ser. A	Aa3	5.250	08/15/31	1,000	1,152,810
Spl. Tax No. 97-1, C.A.B.S.(d)	NR	5.630	09/01/22	3,610	2,043,368
Sr. Living-Southn. Calif. Presbyterian Homes	BBB-(b)	7.250	11/15/41	500	561,350
Sutter Hlth., Ser. A	Aa3	6.000	08/15/42	2,000	2,364,780
Trinity Hlth., Rfdg.	Aa2	5.000	12/01/41	2,000	2,184,880
Windrush Sch. (original cost $1,000,000; purchased 07/26/07)(e)(f)(g)	NR	5.500	07/01/37	1,000	599,990
Chico Redev. Agy. Tax Alloc., Chico Amended & Merged Redev., A.M.B.A.C.	A+(b)	5.000	04/01/30	2,000	2,044,620
Chula Vista Calif. Indl. Dev. Rev., San Diego Gas-D-Rmkt.	Aa3	5.875	01/01/34	1,000	1,161,810
Chula Vista Dev. Agy. Rev., Tax Alloc. Sub. Bayfront, Ser. B, Rfdg.	NR	5.250	10/01/27	1,540	1,542,895
Corona-Norco Uni. Sch. Dist. Spl. Tax Cmnty. Facs. Dist. No. 98-1, N.A.T.L.	Baa2	5.000	09/01/22	1,060	1,067,452
Coronado Cmnty. Dev. Agy. Tax. Alloc., Dev. Proj., A.M.B.A.C.	AA-(b)	5.000	09/01/24	2,000	2,112,460
El Dorado Cnty., Spl. Tax, Cmnty. Facs., Dist. No. 92-1	NR	6.125	09/01/16	755	756,759
Dist. No. 92-1	NR	6.250	09/01/29	475	475,366
El Dorado Irr. Dist. Partn., Ser. A, A.G.C., C.O.P.	Aa3	5.750	08/01/39	1,000	1,093,260
Foothill-De Anza Cmnty. College Dist., Ser. C, GO	Aaa	5.000	08/01/40	1,250	1,416,850
Foothill/Eastern Trans. Corr. Agy. Rev., Toll Rd. Conv., C.A.B.S.	Baa3	5.875	01/15/28	2,890	2,947,944
Glendale Redev. Agy. Tax Alloc., Central Glendale Redev. Proj., N.A.T.L.	Baa2	5.250	12/01/19	3,275	3,334,015
Golden St. Tob. Securitization Rev., Asset Bkd., Ser. A-1	B3	5.750	06/01/47	1,500	1,196,475
Asset-Bkd., Ser. 2003-A-1 (Pre-refunded date 06/01/13)(c)	Aaa	6.750	06/01/39	2,700	2,872,908
Asset-Bkd., Sr., Ser. A-1	B3	4.500	06/01/27	1,000	820,030
Enhanced Asset Bkd., Ser. A	A2	5.000	06/01/45	1,000	1,014,730
Ser. A, C.A.B.S., A.M.B.A.C.	A2	4.600	06/01/23	3,000	3,110,910
Golden West Sch. Fin. Auth. Rev., Ser. A., C.A.B.S., N.A.T.L., Rfdg.(d)	Baa2	4.120	02/01/19	2,110	1,611,702
Guam Govt., Ltd. Oblig. Rev., Section 30, Ser. A	BBB-(b)	5.750	12/01/34	500	536,455
Territory of Guam Ser. B-1	A(b)	5.000	01/01/42	350	375,606
La Mesa-Spring Valley Sch. Dist., GO, Election of 2002, Ser. B, C.A.B.S., N.A.T.L.(d)	Aa3	4.010	08/01/23	2,000	1,283,900
Lincoln Calif. Pub. Fing. Auth. Twelve Bridges Sub. Dist., Ser. B	NR	6.000	09/02/27	1,000	1,064,120
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	Baa1	5.500	11/15/37	500	548,795
Long Beach Hbr. Rev., Ser. A, A.M.T., N.A.T.L., Rfdg.	Aa2	6.000	05/15/19	3,000	3,786,690
Long Beach Redev. Agy., Dist. No. 3, Spl. Tax Rev., Pine Ave.	NR	6.375	09/01/23	2,510	2,512,460
Los Angeles Calif. Cmnty. College Dist., 2003 Election, Ser. F-1, GO	Aa1	5.000	08/01/33	3,250	3,607,532
2008 Election, Ser. A, GO	Aa1	6.000	08/01/33	2,000	2,388,520
Los Angeles Calif. Dept. Arpts. Rev., Ser. A	Aa3	5.000	05/15/34	1,000	1,104,870
Los Angeles Dept. of Wtr. & Pwr. Rev., Pwr. Sys. Ser. A	Aa3	5.000	07/01/39	1,000	1,096,110
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev., Ser. A	Aa2	5.000	07/01/43	1,500	1,681,605
Ser. A	Aa2	5.375	07/01/38	1,530	1,728,028
M-S-R Energy Auth., Calif., Ser. A	A-(b)	6.500	11/01/39	1,000	1,238,240
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev., Linked, S.A.V.R.S., R.I.B.S.	Aa1	5.750	08/10/18	2,000	2,390,260
Unrefunded Balance Ser. A	Aa1	5.750	07/01/21	2,240	2,807,034
Palomar Pomerado Hlthcare Dist. Calif. Ctfs. Partn. C.O.P.	Baa3	6.000	11/01/41	1,200	1,261,368
Perris Cmnty. Facs. Dist., Spec. Tax No. 01-2 Avalon, Ser. A	NR	6.250	09/01/23	2,000	2,047,920

Pittsburg Redev. Agy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., A.M.B.A.C., C.A.B.S.(d)	A+(b)	5.910	08/01/26	1,375	609,166
Port of Oakland A.M.T., Inter. Lien, Ser. A, N.A.T.L., Rfdg.	A3	5.000	11/01/29	3,000	3,101,880
A.M.T., Ser. O, Rfdg.	A2	5.125	05/01/30	1,000	1,065,110
Puerto Rico Comnwlth., Pub. Impt., Ser. A, GO, Rfdg.	Baa1	5.500	07/01/39	1,000	1,040,780
Ser. C, GO, Rfdg.	Baa1	6.000	07/01/39	400	434,264
Puerto Rico Comnwlth. Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	Baa2	5.750	07/01/37	390	408,205
Sr. Lien, Ser. A	Baa2	6.000	07/01/47	325	350,480
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Govt. Facs., Ser. P, Rfdg.	Baa1	6.750	07/01/36	250	294,395
Puerto Rico Elec. Pwr. Auth. Rev., Ser. A	Baa1	5.000	07/01/42	800	808,176
Ser. XX	Baa1	5.250	07/01/40	1,000	1,027,120
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., First Sub., Ser. A	A1	5.250	08/01/43	500	529,810
First Sub., Ser. A	A1	5.500	08/01/42	750	804,660
First Sub., Ser. A	A1	5.750	08/01/37	400	443,744
First Sub., Ser. A	A1	6.000	08/01/42	700	788,298
Senior Lien, Ser. C	Aa2	5.250	08/01/40	750	829,800
Redding Elec. Sys. Rev., C.O.P., Linked S.A.V.R.S., R.I.B.S. N.A.T.L., E.T.M.(c)	Baa2	6.368	07/01/22	90	110,894
N.A.T.L., E.T.M.(c)(e)(h)(i)	Baa2	11.423	07/01/22	2,175	3,184,852
Riverside Cnty. Calif. Redev. Agy. Tax Alloc., Intst. 215 Corridor, Ser. E	Baa3	6.500	10/01/40	1,000	1,096,130
Rocklin Uni. Sch. Dist., Ser. C, GO, C.A.B.S., N.A.T.L.(d)	Baa2	2.460	08/01/16	1,400	1,265,082
Sacramento City Fin. Auth., Ser. B, C.A.B.S., N.A.T.L.(d)	Baa2	3.460	11/01/17	5,695	4,735,563
Tax Alloc. Comb. Proj., Ser. B, C.A.B.S., N.A.T.L.(d)	Baa2	3.270	11/01/16	5,700	4,939,221
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var.-Regl., Ser. B, N.A.T.L.(h)	Aa3	0.857	12/01/35	1,000	698,430
San Bernardino Cmnty. College Dist., Election 2002, Ser. A, GO	Aa2	6.250	08/01/33	1,750	2,082,045
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	Ba2	7.500	12/01/41	500	592,370
Cmnty. Mem. Hlth. Sys.	Ba2	8.000	12/01/26	500	625,705
San Diego Cmnty. College District Election 2006, GO	Aa1	5.000	08/01/41	1,500	1,690,110
San Diego Redev., Agy., Tax Alloc., North Bay Redev.	Baa1	5.875	09/01/29	3,000	3,002,730
San Diego Regl. Bldg. Auth. Lease Rev., Cnty. Operations Ctr. & Annex A	Aa3	5.375	02/01/36	1,000	1,116,880
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, GO, N.A.T.L.	Aa2	6.000	07/01/19	1,000	1,304,840
San Francisco City & Cnty. Airports Commission A.M.T., Second Ser. A, Rfdg.	A1	5.000	05/01/31	1,000	1,100,080
A.M.T., Second Ser. C, Rfdg.	A1	5.000	05/01/25	1,555	1,739,501
A.M.T., Second Ser. F, Rfdg.	A1	5.000	05/01/28	1,000	1,097,940
San Francisco Calif City & Cnty. Redev. Fing. Auth. Tax Alloc. Mission Bay North Redev., Ser. C	A-(b)	6.500	08/01/39	1,000	1,144,990
San Jose Calif. Library & Park Proj., GO	Aa1	5.000	09/01/33	2,200	2,474,252
San Jose Calif. Redev. Agy. Tax Alloc., Merged Area Redev. Proj., Hsgset. Aside, Ser. A-1, Rfdg.	A3	5.500	08/01/35	1,000	1,035,150

San Jose Evergreen Cmnty. College Dist. Election 2004, Ser. B, A.G.C., C.A.B.S., GO(d)	Aa1	2.270	09/01/17	1,000	888,570
San Leandro Cmnty. Facs., Spl. Tax, Dist. No.1	NR	6.500	09/01/25	2,160	2,162,938
San Mateo Cnty. Calif. Jt. Pwrs. Fin. Auth.	Aa2	5.000	07/15/33	1,000	1,071,160
Santa Margarita Dana Point Auth. Impt. Rev., Dists., 3, 3A, 4, 4A, Ser. B, N.A.T.L.	Baa2	7.250	08/01/14	2,000	2,212,420
Santa Maria Joint Union H.S. Dist., Election of 2004, C.A.B.S., GO, N.A.T.L.(d)	Aa3	5.040	08/01/29	1,250	531,700
Santa Monica Cmnty. College Dist. Election 2002, Ser. A, GO, N.A.T.L., C.A.B.S.(d)	Aa1	4.320	08/01/28	1,055	532,511
South Bayside Waste Mgmt. Auth. Calif. Solid Waste Enterprise Shoreway Environmental	A3	6.000	09/01/36	500	548,835

Southern California Pub. Pwr. Auth. Rev., Palo Verde Proj., Ser. C, A.M.B.A.C., E.T.M., C.A.B.S., Rfdg.(c)(d)	NR	1.890	07/01/16	15,660	14,503,979
PNC G.I.C. Proj. Rev.	A2	6.750	07/01/13	1,000	1,063,200
Tob. Securitization Auth. Northn. Calif. Rev., Asset-Bkd. Tob. Settlement, Ser. A	B3	5.500	06/01/45	2,000	1,519,440
Torrance Hosp. Rev., Torrance Mem. Med. Ctr., Ser. A	A2	6.000	06/01/22	2,000	2,007,340
Tuolumne Wind Proj. Auth. Calif. Rev., Tuolumne Co. Proj., Ser. A	A2	5.625	01/01/29	1,000	1,156,700
University Calif. Rev., Gen., Ser. O	Aa1	5.750	05/15/34	1,250	1,478,100
Ser. Q	Aa1	5.000	05/15/34	1,000	1,129,440
Ventura Cnty. Cmnty. College, GO	Aa2	5.500	08/01/33	2,000	2,380,900
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln., Diago, Ser. A	Baa3	6.750	10/01/37	250	292,060

TOTAL LONG-TERM INVESTMENTS (cost $193,734,887)					214,399,352

SHORT-TERM INVESTMENT — 0.9%
Municipal Bond
California St., Var. Ser. C. RMKT, F.R.D.D.(h) (cost $2,000,000)	VMIG1	0.160	07/01/23	2,000	2,000,000

TOTAL INVESTMENTS — 100.1% (cost $195,734,887)(j)					216,399,352
LIABILITIES IN EXCESS OF OTHER ASSETS(k) — (0.1)%					(225,066)

NET ASSETS — 100.0%					$216,174,286

*	The ratings reflected are as of May 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
†	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(a)	The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

A.G.C.—Assured Guaranty Corp.

A.M.B.A.C.—American Municipal Bond Assurance Corp.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note.

G.I.C.—Group Insurance Commission.

G.N.M.A.—Government National Mortgage Association.

GO—General Obligation.

N.A.T.L.—National Public Finance Guarantee Corp.

NR—Not Rated by Moody’s or Standard & Poor’s.

R.I.B.S.—Residual Interest Bonds.

S.A.V.R.S.—Select Auction Variable Rate Securities.

(b)	Standard & Poor’s Rating.
(c)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(d)	Represents zero coupon bond. Rate shown reflects the effective yield at May 31, 2012.
(e)	Indicates a security that has been deemed illiquid.
(f)	Represents issuer in default on interest payments and/or principal repayment.
(g)	Indicates a restricted security; the aggregate original cost of such securities is $1,000,000. The aggregate value of $599,990 is approximately 0.3% of net assets.
(h)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2012.
(i)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at May 31, 2012.
(j)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$194,868,864	$22,916,111	$(1,385,623)	$21,530,488

The difference between book basis and tax basis was primarily attributable to the difference in treatment of accreting market discount for book and tax purposes.

(k)	Includes net unrealized depreciation on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at May 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2012	Unrealized Depreciation(1)(2)
	Short Positions:
8	10 Year U.S. Treasury Notes	Sep. 2012	$1,058,615	$1,069,625	$(11,010)
39	U.S. Long Bonds	Sep. 2012	5,730,384	5,814,656	(84,272)

					$(95,282)

(1)	Cash of $120,800 has been segregated to cover requirement for open futures contracts as of May 31, 2012.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of May 31, 2012.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$216,399,352	$—
Other Financial Instruments*
Futures Contracts	(95,282)	—	—

Total	$(95,282)	$216,399,352	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors has delegated fair valuation responsibilities to the Manager through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of theValuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 of the fair value hierarchy.

Over the counter financial derivative instruments, such as futures contracts, option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

The Fund invests in variable rate securities including “inverse floaters.” The interest rates on inverse floaters have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or value of index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 6

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 23, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 23, 2012

*	Print the name and title of each signing officer under his or her signature.